1775 I Street, N.W.
Washington, DC 20006-2401
+1 202 261 3300 Main
+1 202 261 3333 Fax
www.dechert.com

JOHN M. THORNTON

john.thornton@dechert.com
+1 202 261 3377 Direct
+1 202 261 3077 Fax

October 31, 2012

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	PACE Select Advisors Trust (“Registrant”)
File Nos. 33-87254 and 811-08764

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”), we hereby submit for filing exhibits containing interactive data format risk/return summary information for PACE® Large Co Growth Equity Investments and PACE® Small/Medium Co Value Equity Investments (the “Funds”).  The interactive data filing relates to the supplement to the Funds’ prospectuses (“Prospectuses”) filed with the Securities and Exchange Commission on behalf of the Fund pursuant to Rule 497(e) of the 1933 Act on October 10, 2012.

No fees are required in connection with this filing.  If you have any questions or comments, please contact the undersigned at 202.261.3377 or Eric Sanders, Associate General Counsel, UBS Global Asset Management (Americas) Inc., at 212.882.5546.

Very truly yours,

/s/ J. Matthew Thornton

J. Matthew Thornton